Prepayment and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepayment and Other Current Assets [Abstract]
PREPAYMENT AND OTHER CURRENT ASSETS

6. PREPAYMENT AND OTHER CURRENT ASSETS

Prepayment and other current assets consist of the following:

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Deferred IPO costs	8,148,021	—	—
Prepayments	12,021,838	24,384,141	3,139,171
Others	55,863	3,589	462
Total	20,225,722	24,387,730	3,139,633